UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07583

HSBC ADVISOR FUNDS TRUST

(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments.

HSBC INVESTOR INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

Value ($)

Investment Company— 93.6%
Affiliated Portfolios— 93.6%
HSBC Investor International Equity Portfolio	12,117,672

TOTAL INVESTMENTS — 93.6%	12,117,672

Percentages indicated are based on net assets of $12,945,754.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR OPPORTUNITY FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

Value ($)

Investment Company— 100.0%
Affiliated Portfolios— 100.0%
HSBC Investor Opportunity Portfolio	105,063,456

TOTAL INVESTMENTS — 100.0%	105,063,456

Percentages indicated are based on net assets of $105,059,360.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks – 98.3%
Australia – 4.1%
Australia & New Zealand Banking Group Ltd.	14,000	291,883
Boral Ltd.	51,520	197,584
Incitec Pivot Ltd.	46,600	136,987
National Australia Bank Ltd.	33,165	753,846
Telstra Corp. Ltd.	70,200	204,457

		1,584,757

Austria – 0.7%
OMV AG	8,600	287,821

Belgium – 0.4%
KBC Groep NV (a)	3,300	145,767

Brazil – 0.8%
Banco Do Brasil SA	11,100	191,934
Vale SA, Preferred ADR	5,600	135,688

		327,622

Canada – 3.9%
Lundin Mining Corp. (a)	45,600	177,467
National Bank of Canada	5,900	338,627
Nexen, Inc.	17,682	367,300
Penn West Energy Trust	20,112	390,186
Suncor Energy, Inc.	7,228	238,331

		1,511,911

Denmark – 1.5%
Carlsberg A/S, Class B	1,725	152,978
Danske Bank A/S (a)	18,800	442,953

		595,931

France – 14.0%
Arkema	4,200	183,058
BNP Paribas SA	8,986	617,168
Bouygues SA	12,600	531,936
Cap Gemini SA	7,900	375,926
Casino Guichard-Perrachon SA	3,800	330,902
Compagnie de Saint-Gobain	88	3,745
Compagnie Generale de Geophysique-Veritas (a)	7,000	135,219
Electricite de France	9,500	403,787
France Telecom SA	25,200	527,668
Lagardere S.C.A.	10,300	379,342
PPR	1,300	173,879
Sanofi-Aventis	9,400	545,902
Societe Generale	8,581	494,593
Vallourec SA	2,234	217,473
Vivendi	22,220	534,032

		5,454,630

Germany – 9.4%
Allianz SE	5,800	670,341
Bayer AG	10,200	586,248
Bayerische Motoren Werke AG	11,200	603,153
Deutsche Bank AG	6,800	473,765
E.ON AG	20,200	603,531
Muenchener Rueckversicherungs- Gesellschaft AG	2,100	291,553
Thyssenkrupp AG	13,700	405,845

		3,634,436

Hong Kong – 1.7%
Esprit Holdings Ltd.	57,577	361,376
New World Development Co. Ltd.	160,009	285,936

		647,312

Italy – 4.5%
ENI SpA	25,200	515,190
Telecom Italia RSP	204,200	212,193
Telecom Italia SpA	286,200	364,528
UniCredit SpA	232,800	652,177

		1,744,088

Japan – 21.9%
AEON Co. Ltd.	18,100	193,824
Air Water, Inc.	5,800	63,116
Asahi Breweries Ltd.	16,200	287,129
Dowa Holdings Co. Ltd.	19,800	104,295
East Japan Railway Co.	2,600	167,655
ITOCHU Corp.	39,700	309,768
Japan Tobacco, Inc.	179	576,082
JFE Holdings, Inc.	9,700	300,388
JX Holdings, Inc. (a)	41,500	224,844
KDDI Corp.	62	301,817
KONAMI Corp.	6,300	97,147
Konica Minolta Holdings, Inc.	10,700	112,723
Mitsubishi Corp.	24,600	532,269
Mitsubishi Materials Corp. (a)	54,400	144,848
Mitsui & Co. Ltd.	33,000	423,292
Mitsui Fudosan Co. Ltd.	31,600	468,256
NAMCO BANDAI Holdings, Inc.	20,600	184,346
NGK Spark Plug Co. Ltd.	14,600	188,796
Nippon Telegraph & Telephone Corp.	14,000	581,848
Nissan Motor Co. Ltd. (a)	68,800	528,863
Sharp Corp.	29,800	326,703
Sony Corp.	16,910	529,539
Sumitomo Mitsui Financial Group, Inc.	15,500	480,181
Sumitomo Realty & Development Co. Ltd.	6,000	108,081
The Tokyo Electric Power Co., Inc.	19,600	538,444
Tokyo Gas Co. Ltd.	49,000	222,934
Toshiba Corp. (a)	97,900	512,281

		8,509,469

Kazakhstan – 0.4%
KazMunaiGas Exploration Production GDR	7,050	137,898

Netherlands – 1.7%
Koninklijke Ahold NV	10,800	138,613
Randstad Holding NV (a)	12,000	538,973

		677,586

New Zealand – 0.4%
Telecom Corp. of New Zealand Ltd.	98,323	142,293

Norway – 0.3%
Petroleum Geo-Services ASA (a)	12,150	109,039

Russian Federation – 0.3%
Gazprom OAO ADR	5,600	120,848

South Korea – 1.9%
Hana Financial Group, Inc.	4,400	131,135
KB Financial Group, Inc. ADR	7,979	341,342

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited) (continued)

	Shares	Value ($)

Common Stocks, continued
South Korea, continued
Samsung Electronics Co. Ltd., Preferred	600	282,562

		755,039

Spain – 1.4%
Telefonica SA	23,700	537,949

Sweden – 0.8%
Electrolux AB, B Shares	13,000	290,070

Switzerland – 1.8%
Novartis AG	14,240	691,216

Taiwan – 0.8%
AU Optronics Corp.	210,030	198,970
United Microelectronics Corp.	272,000	120,561

		319,531

Turkey – 0.4%
Turkiye Garanti Bankasi AS	30,900	159,997

United Kingdom – 25.2%
AstraZeneca plc	17,300	878,856
BAE Systems plc	82,300	403,372
Barclays plc	122,900	641,697
BP plc	101,900	648,995
British American Tobacco plc	15,000	516,324
FirstGroup plc	29,600	170,851
Imperial Tobacco Group plc	12,300	348,126
Inchcape plc (a)	27,440	128,592
Informa plc	20,900	128,668
Kazakhmys plc	11,500	219,395
Marks & Spencer Group plc	82,200	444,150
Old Mutual plc	257,800	488,590
Rentokil Initial plc (a)	60,700	97,423
Rio Tinto plc	14,000	725,819
Rolls-Royce Group plc	53,822	489,759
Royal Dutch Shell plc, A Shares	44,687	1,230,339
Thomas Cook Group plc	39,000	111,238
Travis Perkins plc (a)	14,600	193,211
Tui Travel plc	46,300	152,762
Vodafone Group plc	494,558	1,154,168
Xstrata plc	40,250	641,270

		9,813,605

TOTAL COMMON STOCKS (COST $40,572,563)		38,198,815

Investment Companies – 0.6%
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.03% (b)	242,891	242,891

TOTAL INVESTMENT COMPANIES (COST $242,891)		242,891

TOTAL INVESTMENTS (COST $40,815,454) — 98.9%		38,441,706

Percentages indicated are based on net assets of $38,874,839.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2010.

The Portfolio invested, as a percentage of net assets, in the following industries, as of July 31, 2010:

Industry	Percent of Net Assets

Aerospace/Defense	2.3%
Auto Components	0.5%
Automobiles	2.9%
Beverages	1.1%
Building Products	0.0%
Capital Markets	1.2%
Chemicals	1.0%
Commercial Banks	13.7%
Commercial Services & Supplies	0.3%
Computers & Peripherals	1.3%
Construction & Engineering	1.4%
Construction Materials	0.5%
Distributors	0.3%
Diversified Financial Services	0.9%
Diversified Telecommunication Services	6.6%
Electric Utilities	4.0%
Electronic Equipment, Instruments & Components	0.5%
Energy Equipment & Services	0.6%
Food & Staples Retailing	1.7%
Gas Utilities	0.6%
Hotels, Restaurants & Leisure	0.7%
Household Durables	2.9%
Insurance	3.8%
Investment Companies	0.6%
IT Services	1.0%
Leisure Equipment & Products	0.5%
Machinery	0.6%
Media	2.7%
Metals & Mining	7.3%
Multiline Retail	1.6%
Office Electronics	0.3%
Oil, Gas & Consumable Fuels	10.7%
Pharmaceuticals	7.0%
Professional Services	1.4%
Real Estate Management & Development	2.2%
Road & Rail	0.9%
Semiconductors & Semiconductor Equipment	1.0%
Software	0.2%
Specialty Retail	0.9%
Tobacco	3.7%
Trading Companies & Distributors	3.8%
Wireless Telecommunication Services	3.7%

Total Investments	98.9%

At July 31, 2010 the portfolio’s open foreign currency exchange contracts were as follows:

Currency	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value (U.S. Dollar) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

SHORT CONTRACTS
Canadian Dollar	Northern Trust	10/15/2010	1,388,000	1,352,695	1,348,942	3,753
Canadian Dollar	Northern Trust	10/15/2010	3,188,000	3,066,564	3,098,290	(31,726)

						(27,973)
LONG CONTRACTS
Canadian Dollar	Northern Trust	10/15/2010	2,860,000	2,711,029	2,779,520	68,491
Canadian Dollar	Northern Trust	10/15/2010	157,000	148,379	152,582	4,203
Canadian Dollar	Northern Trust	10/15/2010	133,000	127,676	129,257	1,581

						74,275

See notes to schedules of portfolio investments.	HSBC INVESTOR PORTFOLIOS

HSBC INVESTOR OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks – 97.1%
Aerospace & Defense – 2.0%
BE Aerospace, Inc. (a)	86,500	2,543,100

Auto Components – 3.3%
Gentex Corp.	129,300	2,491,611
The Goodyear Tire & Rubber Co. (a)	154,500	1,648,515

		4,140,126

Biotechnology – 4.0%
Alexion Pharmaceuticals, Inc. (a)	91,050	4,949,478

Capital Markets – 1.7%
Waddell & Reed Financial, Inc., Class A	90,400	2,154,232

Chemicals – 2.1%
Celanese Corp., Series A	92,500	2,598,325

Commercial Banks – 3.1%
Credicorp Ltd.	23,770	2,322,804
First Horizon National Corp. (a)	1	11
Huntington Bancshares, Inc.	254,200	1,540,452

		3,863,267

Commercial Services & Supplies – 2.1%
Waste Connections, Inc. (a)	70,300	2,683,351

Communications Equipment – 2.1%
Brocade Communications Systems, Inc. (a)	314,600	1,557,270
Comverse Technology, Inc. (a)	138,400	1,038,000

		2,595,270

Containers & Packaging – 2.3%
Crown Holdings, Inc. (a)	103,300	2,874,839

Diversified Financial Services – 1.6%
MSCI, Inc., Class A (a)	62,100	2,003,967

Electrical Equipment – 1.9%
AMETEK, Inc.	54,500	2,412,715

Energy Equipment & Services – 1.5%
Exterran Holdings, Inc. (a)	72,200	1,925,574

Food Products – 1.9%
Ralcorp Holdings, Inc. (a)	41,100	2,400,240

Health Care Equipment & Supplies – 3.8%
Hill-Rom Holdings, Inc.	86,350	2,853,004
IDEXX Laboratories, Inc. (a)	31,650	1,859,121

		4,712,125

Health Care Providers & Services – 3.4%
Community Health Systems, Inc. (a)	62,050	2,012,282
Coventry Health Care, Inc. (a)	91,500	1,814,445
Skilled Healthcare Group, Inc., Class A (a)	150,500	400,330

		4,227,057

Hotels, Restaurants & Leisure – 5.0%
Ctrip.com International Ltd. ADR (a)	60,800	2,447,808
Scientific Games Corp., Class A (a)	181,400	1,921,026
WMS Industries, Inc. (a)	48,550	1,869,660

		6,238,494

Household Products – 1.8%
Church & Dwight Co., Inc.	33,100	2,193,537

Internet Software & Services – 2.0%
VeriSign, Inc. (a)	88,750	2,498,313

IT Services – 2.1%
Alliance Data Systems Corp. (a)	45,300	2,603,844

Life Sciences Tools & Services – 4.5%
Illumina, Inc. (a)	32,300	1,448,009
Life Technologies Corp. (a)	50,950	2,190,340
Mettler-Toledo International, Inc. (a)	17,170	2,005,456

		5,643,805

Machinery – 3.7%
Crane Co.	61,600	2,189,264
IDEX Corp.	73,800	2,374,146

		4,563,410

Metals & Mining – 2.1%
Compass Minerals International, Inc.	36,730	2,596,444

Oil, Gas & Consumable Fuels – 9.8%
Consol Energy, Inc.	85,880	3,218,782
Denbury Resources, Inc. (a)	152,700	2,418,768
Ensco International plc ADR	81,800	3,420,058
Massey Energy Co.	104,050	3,181,849

		12,239,457

Pharmaceuticals – 1.4%
Elan Corp. plc ADR (a)	268,600	1,281,222
Santarus, Inc. (a)	183,800	457,662

		1,738,884

Real Estate Investment Trusts (REITs) – 1.4%
Hospitality Properties Trust	85,900	1,756,655

Road & Rail – 1.5%
Landstar System, Inc.	46,100	1,868,894

Semiconductors & Semiconductor Equipment – 5.0%
Altera Corp.	68,000	1,884,960
KLA-Tencor Corp.	33,100	1,048,277
LSI Corp. (a)	428,800	1,728,064
ON Semiconductor Corp. (a)	244,800	1,652,400

		6,313,701

Software – 10.0%
BMC Software, Inc. (a)	64,950	2,310,921
Check Point Software Technologies Ltd. (a)	76,750	2,611,035
Citrix Systems, Inc. (a)	43,600	2,398,872
Nuance Communications, Inc. (a)	197,150	3,254,946
Salesforce.com, Inc. (a)	19,525	1,931,999

		12,507,773

Specialty Retail – 4.7%
American Eagle Outfitters, Inc.	133,050	1,637,846
Hibbett Sports, Inc. (a)	80,150	2,121,570

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited) (continued)

	Shares	Value ($)

Common Stocks, continued
Specialty Retail, continued
O’Reilly Automotive, Inc. (a)	43,600	2,148,608

		5,908,024

Textiles, Apparel & Luxury Goods – 2.0%
Fossil, Inc. (a)	62,000	2,455,200

Trading Companies & Distributors – 1.3%
WESCO International, Inc. (a)	46,550	1,672,542

Wireless Telecommunication Services – 2.0%
NII Holdings, Inc. (a)	67,100	2,513,566

TOTAL COMMON STOCKS (COST $114,642,144)		121,396,209

Investment Companies – 0.3%
Northern Institutional Government Select Portfolio, Shares Class, 0.04% (b)	390,798	390,798

TOTAL INVESTMENT COMPANIES (COST $390,798)		390,798

TOTAL INVESTMENTS (COST $115,032,942) — 97.4%		121,787,007

Percentages indicated are based on net assets of $125,037,091.
ADR	American Depositary Receipt
plc	Public Limited Company
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2010.

See notes to schedules of portfolio investments.	HSBC INVESTOR PORTFOLIOS

Notes to Schedules of Portfolio Investments (Unaudited)	July 31, 2010

1. Organization:

          The HSBC Advisor Funds Trust (the “Advisor Trust’’), a Massachusetts business trust organized on April 5, 1996, is registered under the Investment Company Act of 1940, as amended (the “Act’’), as an open-end management investment company. The Advisor Trust is compromised of two separate operational funds, each a diversified series of the HSBC Investor Family of Funds. The Advisor Trust contains the following funds (individually a “Feeder Fund”, collectively the “Feeder Funds’’):

Fund	Short Name
HSBC Investor International Equity Fund	International Equity Fund
HSBC Investor Opportunity Fund	Opportunity Fund

          The HSBC Investor Growth Portfolio, HSBC Investor International Equity Portfolio, HSBC Investor Opportunity Portfolio and the HSBC Investor Value Portfolio (individually a “Portfolio”, collectively the “Portfolios”) are a diversified series of the HSBC Investor Portfolios (the “Portfolio Trust”). The Portfolio Trust is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from certain funds of funds. The Declaration of Trust permits the Board of Trustees (“Trustees”) to issue an unlimited number of beneficial interests in the Portfolios.

          The International Equity Fund and the Opportunity Fund utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their respective Portfolios (as defined below):

Feeder Fund	Respective Portfolio	Proportionate Interest on July 31, 2010
International Equity	HSBC Investor International Equity Portfolio	31.2%
Opportunity Fund	HSBC Investor Opportunity Portfolio	84.0%

          The Portfolios, like each Advisor Trust fund, are open-end management investment companies. The Portfolios’ Schedules of Portfolio Investments (“Schedules”) should be read in conjunction with the Schedules of the Feeder Funds.

          Under the Advisor Trust’s and Portfolio Trust’s organizational documents, the Advisor Trust’s and Portfolio Trusts’ Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Feeder Funds and Portfolios. In addition, in the normal course of business, the Feeder Funds and Portfolios may enter into contracts with their service providers, which also provide for indemnifications by the Feeder Funds and Portfolios. The Feeder Funds’ and Portfolios’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Feeder Funds and Portfolios. However, based on experience, the Advisor Trust and Portfolio Trust expect that risk of loss to be remote.

2. Significant Accounting Policies:

          The following is a summary of the significant accounting policies followed by the Feeder Funds and Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP’’). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Securities Valuation:

          The Funds records their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions:

A. Feeder Funds

          The Feeder Funds record daily their pro-rata share of income, expenses, changes in unrealized appreciation and depreciation and realized and unrealized gains and losses derived from their respective Portfolios.

B. Portfolios

          Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, changes in holdings are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis.

Restricted and Illiquid Securities:

          A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act’’) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Trustees. Therefore, not all restricted securities are considered illiquid. At July 31, 2010, the Funds did not hold any restricted and illiquid securities.

Foreign Currency Translation:

          The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities.

Derivative Instruments:

          All open derivative positions at period end are reflected on the Portfolio’s Schedules. The following is a description of the derivative instruments utilized by the Portfolio, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts:

          The International Equity Portfolio enters into foreign currency exchange contracts. The Portfolios enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency.

Futures Contracts:

          Each Portfolio may invest in futures contracts. The Portfolios use futures contracts for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,’’ are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolios and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the quarter ended July 31, 2010, the Portfolios did not hold any futures contracts.

3. Federal Income Tax Information:

          At July 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)

International Equity Portfolio	40,850,513	2,441,070	(4,849,877)	(2,408,807)
Opportunity Portfolio	117,942,514	18,121,664	(14,277,171)	3,844,493

4. Investment Valuation Summary

          The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets

• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

          The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Feeder Funds

          The Feeder Funds record their investments in their respective Portfolios at fair value and are typically categorized as a Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, respectively, as more fully discussed below.

Portfolios

          Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

          Exchange traded, foreign equity securities are valued in the appropriate currency on the last quoted sale price and are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

          Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

          Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the New York Stock Exchange and are typically categorized as Level 2 in the fair value hierarchy. Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

          Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Portfolio Trust’s Board of Trustees. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios’ net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the International Equity Portfolio to a significant extent.

          For the quarter ended July 31, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

          The following is a summary of the valuation inputs used as of July 31, 2010 in valuing the Portfolios’ investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total

International Equity Fund
Investment Securities:
Affiliated Portfolios	$-	$12,117,672	$-	$12,117,672

Total Investment Securities	$-	$12,117,672	$-	$12,117,672

Opportunity Fund
Investment Securities:
Affiliated Portfolios	$-	$105,063,456	$-	$105,063,456

Total Investment Securities	$-	$105,063,456	$-	$105,063,456

International Equity Portfolio
Investment Securities:
Common Stocks(a)	$38,198,815	$-	$-	$38,198,815
Investment Companies	242,891	-	-	242,891

Total Investment Securities	38,441,706	-	-	38,441,706

Other Financial Instruments*	-	46,302	-	46,302

Total Investments	$38,441,706	$46,302	$-	$38,488,008

Opportunity Portfolio
Investment Securities:
Common Stocks(a)	$121,396,209	$-	$-	$121,396,209
Investment Companies	390,798	-	-	390,798

Total Investment Securities	$121,787,007	$-	$-	$121,787,007

* Other financial instruments would include any derivative instruments, such as any currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	For detailed industry or country descriptions, see the accompanying Schedules of Portfolio Investments.

          Each of the Funds and Portfolios recognizes significant transfers between fair value hierarchy levels at the reporting period end. The only significant transfers between Levels 1 and 2 as of July 31, 2010 are related to the use of the systematic valuation model to value foreign securities in the International Equity Portfolio.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Advisor Funds Trust

By (Signature and Title)*	/s/	Richard A. Fabietti

Richard A. Fabietti, President

Date		September 28, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Richard A. Fabietti

Richard A. Fabietti, President

Date	September 28, 2010

By (Signature and Title)*	/s/	Ty Edwards

Ty Edwards, Treasurer

Date	September 28, 2010

* Print the name and title of each signing officer under his or her signature.